Significant Accounting Policies - Schedule of Future Minimum Lease Payments - ASC 842 (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
2022	¥ 55,088
2023	45,155
2024	41,129
2025 and thereafter	71,585
Total future lease payments	212,957
Impact of discounting remaining lease payments	(21,924)
Total lease liabilities	191,033
- Short-term portion	¥ 53,644	¥ 45,577
Operating Lease, Liability, Current, Statement of Financial Position	Accrued expenses and other current liabilities (including amounts of the consolidated VIEs of RMB2,509,671 and RMB3,393,092 as of December 31, 2020 and December 31, 2021, respectively)	Accrued expenses and other current liabilities (including amounts of the consolidated VIEs of RMB2,509,671 and RMB3,393,092 as of December 31, 2020 and December 31, 2021, respectively)
- Long-term portion	¥ 137,389
Operating Lease, Liability, Noncurrent, Statement of Financial Position	Other long-term liabilities (including amounts of the consolidated VIEs of RMB23,218 and RMB92,256 as of December 31, 2020 and December 31, 2021, respectively)